APPENDIX I   			United States
Securities and
Exchange Commission
Washington,
DC 20549

FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule 24f-2

Read instructions at end
of Form before
preparing Form

1. Name and address of issuer
              Allianz Funds
              1345 Avenue of the Americas
              New York, New York 10105

2.  The name of each series or class of securities
           for which this Form is filed If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes


3. Investment Company Act File Number 811-06161


Securities Act File Number 33-36528



4. a.  Last day of fiscal year for
              which this Form is filed  June 30 2007



4. b.  Check box if this Form is being filed late
              i.e more than 90 calendar days after the end of the issuers fiscal year. See Instruction A 2


Note  If the Form is being filed late
 interest must be paid on the registration fee due.



4. c.  Check box if this is the last time
5. the issuer will be filing this Form


6. Calculation of registration fee

I. Aggregate sale price of securities
                  sold during the  fiscal year pursuant to section 24 (f):
                 12,084,245,923


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.(6,856,291,899)

III. Aggregate price of Securities redeemed or
             repurchased  during any prior fiscal
             year ending no earlier than October 11, 1995
             that were not previously used to  reduce
             registration fees payable to the Commission
	(669,530,074)


IV. Total available redemption credits
                  add Items II and 5 III (7,525,821,973)

V. Net sales if Item 5 IV is greater than Item 5 I subtract Item 5 IV from Item 5 I. 4,558,423,950

VI. Redemption credits available for use in
VII. future years -0-
If Item 5 I is less than Item 5 IV subtract Item
5 IV from Item 5 I

VIII. Multiplier for determining registration fee See .00003070
Instruction C.9.

IX. Registration fee due multiply Item 5 V by Item	$139,944
5 VII  enter 0 if no fee is due

6. Prepaid Shares

If the response to Item 5 I was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11 1997 then report the amount of securities number of shares or units deducted here_0____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here
_0______.


7.   	Interest due  if this Form is being
                  filed more than 90 days after the end of the issuers fiscal year see instruction D



8.           Total of the amount of the registration
               fee due plus any interest due line 5 VIII plus line 7
 ____0__


9.            Date the registration fee and any interest
                payment was sent to the Commissions lockbox depository

		Method of Delivery

   Wire Transfer

   Mail or other means
SIGNATURES


This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities and
on the dates indicated.


By Signature and Title

/x/ Lawrence Altadonna____
Treasurer_________________


Date ____9-20-07__________

Please print the name and title of the
 signing officer below the signature.